S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jan. 23, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Stephen Silver
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Other than directors and officers, none of the other members of our sponsor will participate in our company’s activities. Our sponsor is controlled by a non-U.S. person.